Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues		$ 19,433,945	$ 14,151,516	$ 16,296,770
Cost of revenues
Total cost of revenues		(10,921,753)	(7,794,852)	(6,857,944)
Gross Profit		8,512,192	6,356,664	9,438,826
Operating Expenses
Selling and marketing expenses		(6,710,757)	(2,099,968)	(3,137,316)
General and administrative expenses		(6,697,309)	(6,799,634)	(5,863,373)
Research and development expenses		(514,411)	(411,524)	(758,878)
Loss from disposal of property and equipment		(1,719,442)
Impairment of goodwill		(5,617,865)
Impairment of intangible assets		(536,206)
Total Operating Expenses		(21,795,990)	(9,311,126)	(9,759,567)
Loss from Operations		(13,283,798)	(2,954,462)	(320,741)
Interest income, net		237,054	142,014	175,987
Other income, net		1,069,745	262,442	34,001
Loss Before Income Taxes		(11,976,999)	(2,550,006)	(110,753)
Income tax benefits (expenses)		669,760	(272,313)	349,418
Net (Loss) Income		(11,307,239)	(2,822,319)	238,665
Net loss attributable to noncontrolling interests		(28,672)	(118,572)
Net (Loss) Income Attributable to Zhongchao Inc.’s Shareholders		(11,335,911)	(2,940,891)	238,665
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		(809,403)	(1,715,262)	281,793
Comprehensive (Loss) Income		(12,116,642)	(4,537,581)	520,458
Total comprehensive loss (income) attributable to noncontrolling interests		59,654	(112,139)
Total Comprehensive (Loss) Income Attributable to Zhongchao Inc.’s Shareholders		$ (12,056,988)	$ (4,649,722)	$ 520,458
Weighted Average Number of Ordinary Share Outstanding*
Basic (in Shares)	[1]	2,603,354	2,599,776	2,493,851
(Loss) Earnings per Share
Basic (in Dollars per share)		$ (4.354)	$ (1.131)	$ 0.096
Service
Revenues
Total revenues		$ 10,406,734	$ 12,935,420	$ 16,296,770
Cost of revenues
Total cost of revenues		(5,162,425)	(7,166,871)	(6,857,944)
Product
Revenues
Total revenues		9,027,211	1,216,096
Cost of revenues
Total cost of revenues		$ (5,759,328)	$ (627,981)

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)